Summary of Deposit Balances (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Deposits [Abstract]
Noninterest-bearing demand deposit	$ 139,428		$ 89,834
Interest-bearing accounts: [Abstract]
Business checking	0		2
NOW and money market accounts	449,675		300,050
Savings accounts	45,090		38,026
Certificates of deposit	350,556	[1]	277,236	[1]
Total interest-bearing accounts	845,321		615,314
Total deposits	984,749		705,148
Brokered deposits	20,682		4,209
Certificates of Deposit, $100,000 or More	$ 150,365		$ 112,446

[1]	(1) Includes brokered deposits of $20.7 million and $4.2 million at December 31, 2013 and 2012, respectively.